Other Liabilities - Schedule of Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Other Liabilities Disclosure [Abstract]
Deferred revenue	$ 1,572	$ 1,858
Accrued severance pay	1,345	1,672
Other	1,481	297
Other long-term liabilities	$ 4,398	$ 3,827